UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2005

Check here if Amendment [_]   Amendment Number:
This Amendment:         [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               COMPASS GROUP LLC

Address             126 E. 56TH ST. 19TH FL.
                    NEW YORK, NY 10022

13F File Number:    28-11282

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     ANIL L.CRASTO
Title:    CHIEF OPERATING OFFICER
Phone:    212-355-7525

Signature, Place, and Date of Signing:

/s/ ANIL L. CRASTO NEW YORK, NY APRIL 13, 2005

Report Type:

[X]   13F HOLDINGS REPORT.
[_]   13F NOTICE.
[_]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: $4335 (000's)


List of Other Included Managers:

No.     13F File Number         Name
             None

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FORM 13 F INFORMATION TABLE



























 VALUE
SHARES/
SH/
PUT/
INVESTMT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
TITTLE OF CLASS
CUSIP

(X$1000)
PRN AMT
PRN
CALL
DSCRETN
MANAGERS
SOLE
SHARED
NONE


























BRASIL TELECOM
PARTICIPACOES
SPON ADR PFD
105530109
692
21200
 SH

SOLE


21200
0
0
PETROLEO BRASILEIRO SA
PETRO
SPONSORED ADR
71654V408
530
12000
 SH

SOLE


12000
0
0
TELECOM ARGENTINA SA
SPON ADR REP B
879273209
123
10000
 SH

SOLE


10000
0
0
GRUPO TELEVISA SA DE CV
SPADR REP ORD
40049J206
341
5800
 SH

SOLE


5800
0
0
ISHARES-JAPAN
MSCI JAPAN
464286848
622
59280
 SH

SOLE


59280
0
0
ISHARES-PAC X JPN
MSCI PAC J IDX
464286665
2027
22500
 SH

SOLE


22500
0
0















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